UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21532

Frank Funds

(Exact Name of Registrant as Specified in Charter)

739 Crandon Blvd. Unit 202

Key Biscayne, FL 33149

 (Address of Principal Executive Offices)(Zip Code)

Brian J. Frank, Frank Capital Partners LLC

739 Crandon Blvd. Unit 202

Key Biscayne, FL 33149

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  973-887-7698

Date of fiscal year end: June 30

Date of reporting period: December 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

FRANK FUNDS

SEMI-ANNUAL REPORT

FRANK VALUE FUND

Class C – FNKCX

Institutional Class – FNKIX

Investor Class – FRNKX

LEIGH BALDWIN TOTAL RETURN FUND – LEBOX

December 31, 2014

(UNAUDITED)

FRANK VALUE FUND

           PORTFOLIO ANALYSIS

             DECEMBER 31, 2014 (UNAUDITED)

The following chart gives a visual breakdown of the Frank Value Fund (the “Value Fund”) by the industry sectors, while the underlying securities represent a percentage of the portfolio of investments.

Basic Materials
2.37%
Cash Equivalents
28.85%
Consumer Cyclical
7.78%
Consumer Defensive
3.04%
Corporate Bonds
6.50%
Financial Services
21.81%
Healthcare
3.50%
Industrials
7.07%
Put Options
0.00%
Technology
19.08%

Sectors are based on Morningstar® classifications.

LEIGH BALDWIN TOTAL RETURN FUND

           PORTFOLIO ANALYSIS

              DECEMBER 31, 2014 (UNAUDITED)

The following chart gives a visual breakdown of the Leigh Baldwin Total Return Fund (the “Baldwin Fund”) by the industry sectors, while the underlying securities represent a percentage of the portfolio of investments.

Consumer Cyclical
19.80%
Consumer Defensive
6.79%
Energy
2.83%
Exchange Traded Funds
5.56%
Financial Services
12.26%
Real Estate Investment Trusts
0.24%
Healthcare
10.27%
Industrials
6.32%
Put Options
1.44%
Technology
4.42%
Basic Materials
5.29%
Cash Equivalents
12.70%
Closed End Mutual Fund
0.38%
Communication Services
11.70%

Sectors are based on Morningstar® classifications.

Excludes Written Options.

	Value Fund
	Schedule of Investments
	December 31, 2014 (Unaudited)

Shares		Value

COMMON STOCKS - 64.29%

Arrangement of Transportation - 2.78%
64,363	Roadrunner Transportation Systems, Inc. *	$ 1,502,876

Electronic Computers - 2.98%
36,923	Teradata Corp. *	1,612,797

Consumer Electronics - 4.51%
22,110	Apple, Inc.	2,440,502

Finance Services - 10.59%
90,384	Blackhawk Network Holdings, Inc. Class A *	3,506,899
127,107	Xoom Corp. *	2,225,644
		5,732,543
Fire, Marine & Casualty Insurance - 11.10%
22,102	Berkshire Hathaway, Inc. Class B *	3,318,615
82,331	Greenlight Capital Reinsurance, Ltd. Class A *	2,688,107
		6,006,722
Gold and Silver Ores - 2.36%
68,832	Goldcorp, Inc.	1,274,769

Leather & Leather Products - 2.50%
66,299	Vera Bradley, Inc. *	1,351,174

Retail-Apparel & Accessory Stores - 2.40%
77,776	Francesca's Holding Corp. *	1,298,859

Retail-Food Stores - 2.84%
31,667	Vitamin Shoppe, Inc. *	1,538,383

Services-Business Services, NEC - 2.43%
95,329	RPX Corp. *	1,313,634

Services-Computer Programming, Date Processing, ETC - 1.58%
28,240	Mantech International Corp. Class A	853,695

Services-Educational Services - 3.02%
44,400	American Public Education, Inc. *	1,637,028

Services-Engineering, Accounting, Research, Management - 3.91%
42,694	Science Applications International Corp.	2,114,634

Services-Miscellaneous Business - 1.82%
148,330	Performant Financial Corp. *	986,395

Services-Miscellaneous Health & Allied Services, NEC - 3.48%
41,072	IPC Healthcare, Inc. *	1,884,794

Services-Prepackaged Software - 5.99%
69,832	Microsoft Corp.	3,243,696

TOTAL FOR COMMON STOCKS (Cost $29,659,067) - 64.29%		34,792,501

CORPORATE BONDS - 6.47%
250,000	Bank Baroda New York NY 0.40%, 2/26/15	249,982
250,000	Bank of China Ltd. New York NY 0.30%, 2/18/15	249,955
250,000	Bank of India, New York NY 0.35%, 2/25/15	249,966
250,000	Beal Bank Las Vegas NV 0.30%, 2/18/15	249,956
250,000	Citizen's Bank NA Providence RI 0.30%, 2/26/15	249,947
250,000	Citizens Bank of Pennsylvania 0.30%, 2/26/15	249,947
250,000	First Capital Bank Louisville KY 0.15%, 1/26/15	249,959
250,000	Homestreet Bank Seattle WA 0.15%, 1/20/15	249,971
250,000	Mizrahi Tefahot Bank Ltd. Los Angeles CA 0.25%, 2/19/15	249,940
250,000	Pacific Western Bank 0.30%, 3/05/15	249,938
250,000	People's United Bank Bridgeport CT 0.20%, 2/19/15	249,925
250,000	Santander Bank NA 0.30%, 3/03/15	249,942
250,000	State Bank of India Chicago IL 0.30%, 2/17/15	249,957
250,000	Western Alliance Bank 0.15%, 2/13/15	249,922

TOTAL FOR CORPORATE BONDS (Cost $3,500,000) - 6.47%		3,499,307

PUT OPTIONS - 0.00% *
Shares Subject	Underlying Security
to Put	Expiration Date/Exercise Price

	Currency Shares Japanese Yen ETF (FXY)
20,000	January 2015 Put @ $70.00	-

	Japan 10 Year Bond Future (JBF)
3,000,000	January 2015 Put @ $140.50	-

	Japan 10 Year Bond Future (JBG)
3,000,000	February 2015 Put @ $141.50	-

	Japan 10 Year Bond Future (JBH)
10,000,000	March 2015 Put @ $140.50	-

	Total (Premiums Paid $2,444) - 0.00%	-

SHORT TERM INVESTMENTS - 28.69%
15,528,946	Fidelity Institutional Money Market Portfolio 0.09% **	15,528,946
TOTAL FOR SHORT TERM INVESTMENTS (Cost $15,528,946) - 28.69%		15,528,946

TOTAL INVESTMENTS (Cost $48,690,457) - 99.45%		53,820,754

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.55%		297,320

NET ASSETS - 100.00%		$ 54,118,074

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2014.
The accompanying notes are an integral part of these financial statements.

	Baldwin Fund
	Schedule of Investments
	December 31, 2014 (Unaudited)

Shares		Value

COMMON STOCKS - 88.13%

Apparel Stores - 0.81%
500	Lululemon Athletica, Inc. (Canada) *	$ 27,895

Beverages - 4.66%
3,800	Coca Cola Co.	160,436

Dolls & Stuffed Toys - 4.86%
5,400	Mattel, Inc.	167,103

Drilling Oil & Gas Wells - 0.32%
600	Transocean Ltd.	10,998

Electronic Computers - 0.93%
200	International Business Machines, Inc.	32,088

Engines & Turbines - 4.61%
1,100	Cummins, Inc.	158,587

Farm Machinery & Equipment - 0.77%
300	Deer & Co.	26,541

Finance Services - 3.38%
1,000	Lendingclub Corp. *	25,300
7,000	Oneida Financial Corp.	91,000
		116,300
Investment Advice - 3.71%
4,000	Apollo Global Management, LLC	94,320
600	Franklin Resources, Inc.	33,222
		127,542
Laboratory Analytical Instruments - 4.83%
900	Ilumina, Inc. *	166,122

Life Insurance - 0.79%
300	Prudential Financial, Inc.	27,138

Metal Mining - 5.85%
400	BHP Billiton Ltd.	18,928
7,800	Freeport-McMoRan Inc.	182,208
		201,136
Motor Vehicle Parts & Accessories - 1.06%
1,000	Gentherm, Inc. *	36,620

Motor Vehicles & Passenger Car Bodies - 5.08%
5,000	General Motors Co.	174,550

National Commercial Banks - 5.30%
2,600	JPMorgan Chase & Co.	162,708
2,000	Valley National Bank	19,420
		182,128
Oil & Gas Field Services, NEC - 1.74%
700	Schlumberger Ltd.	59,787

Patent Owners & Lessors - 1.60%
4,000	RPX Corp. *	55,120

Petroleum Refining - 1.08%
400	Exxon Mobil Corp.	36,980

Pharmaceutical Preparations - 6.53%
3,000	Bristol Myers Squibb Co.	177,090
2,000	Mankind Corp. *	10,430
1,000	Synta Pharmaceuticals, Inc. *	2,650
600	Teva Pharmaceuticals Industries Ltd.	34,506
		224,676
Retail-Catalog & Mail-Order Houses - 4.51%
500	Amazon.com, Inc. *	155,175

Retail-Eating Places - 4.93%
1,700	McDonald's Corp.	159,290
800	Potbelly Corp. *	10,296
		169,586
Retail-Grocery Stores - 0.99%
1,000	Sprouts Farmers Market, Inc. *	33,980

Securities Brokers, Dealers & Flotation Companies - 1.13%
200	Goldman Sachs Group, Inc.	38,766

Services-Computer Programming, Data Processing, Etc. - 2.26%
100	Google, Inc. *	52,640
700	Twitter, Inc. *	25,109
		77,749
Services-Motion Picture & Video Tape Productions - 0.65%
1,000	Dreamworks Animation SKG, Inc. *	22,330

Services-Prepackaged Software - 0.96%
1,000	3D Systems Corp. *	32,870

Services-Video Tape Rental - 3.97%
400	Netflix, Inc. *	136,644

Specialty Cleaning, Polishing - 0.91%
300	Clorox Co.	31,263

Telephone Communications (No Radio Telephone) - 8.96%
5,000	AT&T Corp.	167,950
3,000	Verizon Communications, Inc.	140,340
		308,290
Tobacco Products - 0.95%
400	Philip Morris International, Inc.	32,580

TOTAL FOR COMMON STOCKS (Cost $3,071,664) - 88.13%		3,030,980

CLOSED END MUTUAL FUND - 0.42%
1,000	Royce Value Trust, Inc.	14,330
TOTAL FOR CLOSED END MUTUAL FUND (Cost $14,573) - 0.42%		14,330

EXCHANGE TRADED FUNDS - 6.15%
12,000	Aberdeen Asia Pacific Fund	66,600
8,000	The Gamco Global Gold, Natural Resources & Income Trust	56,000
500	SPDR Dow Jones Industrial Average ETF	88,940
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $275,342) - 6.15%		211,540

REAL ESTATE INVESTMENT TRUSTS - 0.26%
1,000	American Realty Capital Properties, Inc.	9,050
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $7,855) - 0.26%		9,050

PUT OPTIONS - 1.60% *
Shares Subject	Underlying Security
to Put	Expiration Date/Exercise Price

	Amazon.com, Inc.
200	February 2015 Put @ $290.00	1,730

	Amazon.com, Inc.
200	February 2015 Put @ $310.00	3,400

	American Realty Capital Properties, Inc.
1,000	January 2015 Put @ $9.00	350

	Apollo Global Management, LLC
3,000	January 2015 Put @ $22.50	450

	AT&T, Inc.
4,000	February 2015 Put @ $32.00	1,960

	Bristol-Myers Squibb Co.
1,500	February 2015 Put @ $62.50	6,075

	Bristol-Myers Squibb Co.
1,000	February 2015 Put @ $57.50	1,490

	Coca-Cola Co.
3,000	January 2015 Put @ $42.50	1,800

	Cummins, Inc.
900	January 2015 Put @ $140.00	945

	Freeport-McMoRan, Inc.
3,500	February 2015 Put @ $20.00	1,540

	Freeport-McMoRan, Inc.
3,500	February 2015 Put @ $22.00	3,360

	General Motors Co.
4,000	January 2015 Put @ $32.00	320

	Illumina, Inc.
400	February 2015 Put @ $175.00	2,920

	Illumina, Inc.
400	February 2015 Put @ $190.00	5,400

	JPMorgan Chase & Co.
900	February 2015 Put @ $62.50	1,719

	JPMorgan Chase & Co.
1,300	February 2015 Put @ $65.00	3,848

	Luluemon Athletica, Inc.
2,000	January 2015 Put @ $42.50	160

	Mattel, Inc.
4,500	January 2015 Put @ $30.00	1,080

	McDonald's Corp.
1,400	February 2015 Put @ $92.50	3,220

	Netflix, Inc.
100	February 2015 Put @ $335.00	1,925

	Netflix, Inc.
200	February 2015 Put @ $350.00	5,240

	Schlumberger Ltd.
400	January 2015 Put @ $82.50	584

	Verizon Communications, Inc.
1,500	February 2015 Put @ $45.00	1,035

	Verizon Communications, Inc.
1,500	February 2015 Put @ $49.00	4,350

	Waste Management, Inc.
2,800	January 2015 Put @ $47.00	0

	Total (Premiums Paid $80,163) - 1.60%	54,901

SHORT TERM INVESTMENTS - 14.05%
483,091	Fidelity Government Fund Class-I 0.01% **	483,091

TOTAL FOR SHORT TERM INVESTMENTS - (Cost $483,091) 14.05%		483,091

TOTAL INVESTMENTS (Cost $3,932,688) - 110.61%		3,803,892

LIABILITIES IN EXCESS OF OTHER ASSETS - (10.61)%		(364,908)

NET ASSETS - 100.00%		$ 3,438,984

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2014.
ADR - American Depository Receipt.

The accompanying notes are an integral part of these financial statements.

Baldwin Fund
Schedule of Call Options Written
December 31, 2014 (Unaudited)

CALL OPTIONS WRITTEN *

Underlying Security	Shares Subject
Expiration Date/Exercise Price	to Call	Value

3D Systems Corp.
January 2015 Call @ $32.00	1,000	$ 1,900

Amazon.com, Inc.
February 2015 Call @ $290.00	100	3,035

Amazon.com, Inc.
January 2015 Call @ $290.00	200	4,800

Amazon.com, Inc.
January 2015 Call @ $305.00	200	2,070

American Realty Capital Properties, Inc.
January 2015 Call @ $9.00	1,000	400

Apollo Global Management, LLC
January 2015 Call @ $22.50	4,000	6,200

AT&T, Inc.
January 2015 Call @ $34.00	4,000	600

AT&T, Inc.
February 2015 Call @ $32.00	1,000	1,740

BHP Billiton Ltd.
January 2015 Call @ $47.50	400	512

Bristol Myers Squibb Co.
February 2015 Call @ $60.00	1,500	2,805

Bristol Myers Squibb Co.
January 2015 Call @ $62.50	1,500	420

Clorox Co.
January 2015 Call @ $97.50	300	2,460

Coca-Cola Co.
January 2015 Call @ $42.50	800	368

Coca-Cola Co.
January 2015 Call @ $43.50	3,000	240

Cummins, Inc.
January 2015 Call @ $140.00	200	1,160

Cummins, Inc.
January 2015 Call @ $145.00	900	2,025

Deer & Co.
January 2015 Call @ $90.00	300	183

DreamWorks Animation SKG, Inc.
January 2015 Call @ $23.00	1,000	570

Exxon Mobil Corp.
January 2015 Call @ $90.00	400	1,360

Franklin Resources, Inc.
January 2015 Call @ $55.00	600	0

Freeport-McMoran, Inc.
February 2015 Call @ $20.00	800	3,056

Freeport-McMoran, Inc.
January 2015 Call @ $20.00	3,500	12,425

Freeport-McMoran, Inc.
January 2015 Call @ $23.00	3,500	3,080

General Motors Co.
January 2015 Call @ $32.00	1,000	3,070

General Motors Co.
January 2015 Call @ $34.00	4,000	5,000

Gentherm, Inc.
January 2015 Call @ $40.00	1,000	300

Goldman Sachs Group, Inc.
January 2015 Call @ $185.00	200	2,020

Google, Inc.
January 2015 Call @ $525.00	100	360

Illumina, Inc.
January 2015 Call @ $175.00	400	5,920

Illumina, Inc.
January 2015 Call @ $182.50	100	1,000

Illumina, Inc.
January 2015 Call @ $190.00	400	2,720

International Business Machines, Inc.
January 2015 Call @ $155.00	200	1,300

JPMorgan Chase & Co.
February 2015 Call @ $62.50	1,300	2,275

JPMorgan Chase & Co.
February 2015 Call @ $64.00	1,300	1,001

LendingClub Corp.
February 2015 Call @ $28.00	1,000	940

Lululemon Athletica, Inc.
January 2015 Call @ $42.50	500	7,200

Mattel, Inc.
January 2015 Call @ $30.00	900	1,125

Mattel, Inc.
January 2015 Call @ $31.00	4,500	2,925

McDonald's Corp.
February 2015 Call @ $92.50	300	1,107

McDonald's Corp.
January 2015 Call @ $96.00	1,400	1,820

Netflix, Inc.
February 2015 Call @ $335.00	200	5,406

Netflix, Inc.
January 2015 Call @ $350.00	200	900

Philip Morris International, Inc.
January 2015 Call @ $82.50	400	288

Potbelly Corp.
January 2015 Call @ $12.50	800	600

Prudential Financial, Inc.
January 2015 Call @ $82.50	300	2,505

Radient Pharmaceuticals Corp.
February 2015 Call @ $15.00	4,000	1,200

SPDR Dow Jones Industrial Average ETF
December 2014 Call @ $174.00	500	2,750

Schlumberger Ltd.
January 2015 Call @ $85.00	400	1,120

Schlumberger Ltd.
January 2015 Call @ $87.00	200	190

Schlumberger Ltd.
January 2015 Call @ $95.00	100	15

Sprouts Farmers Market, Inc.
January 2015 Call @ $32.50	1,000	1,700

Teva Pharmaceutical Industries, Ltd.
January 2015 Call @ $57.50	600	756

Transocean Ltd.
January 2015 Call @ $20.00	600	18

Twitter, Inc.
January 2015 Call @ $39.00	700	217

Verizon Communications, Inc.
January 2015 Call @ $44.00	1,500	4,095

Verizon Communications, Inc.
January 2015 Call @ $48.00	1,500	150

Total (Premiums Received $90,804)		$ 113,402

* Non-income producing securities during the period.
The accompanying notes are an integral part of these financial statements.

Frank Funds
Statements of Assets and Liabilities
December 31, 2014 (Unaudited)

	Value Fund	Baldwin Fund
Assets:
Investments in Securities, at Value (Cost $48,690,457 and $3,932,688, respectively)	$ 53,820,754	$ 3,803,892
Cash Denominated in Foreign Currencies (Cost $1,366 and $0, respectively)	1,367	-
Cash	15,576	-
Receivables:
Dividends and Interest	2,313	5,944
Due from Adviser	-	10,579
Shareholder Subscriptions	103,355	-
Portfolio Securities Sold	-	256,747
Prepaid Expenses	-	6,874
Total Assets	53,943,365	4,084,036
Liabilities:
Covered Call Options Written at Fair Market Value
(premiums received $0 and $90,804)	-	113,402
Payables:
Advisory Fees	44,910	-
Administrative Fees	11,341	5,408
Shareholder Redemptions	8,485	-
Portfolio Securities Purchased	-	514,485
Distribution Fees	26,170	3,118
Accrued Expenses	-	8,639
Total Liabilities	90,906	645,052

Net Assets	$ 53,852,459	$ 3,438,984

Net Assets Consist of:
Paid In Capital	$ 48,187,247	$ 4,196,108
Undistributed Net Investment Income (Loss)	(202,575)	14,743
Accumulated Realized Gain (Loss) on Investments	737,489	(620,473)
Unrealized Appreciation (Depreciation) in Value of Investments and Foreign Currency	5,130,298	(151,394)
Net Assets, for 3,693,439 and 469,698 Shares Outstanding, respectively	$ 53,852,459	$ 3,438,984

Net Asset Value Per Share		$ 7.32

Redemption Price Per Share ($7.32 x 0.98) *		$ 7.17

Investor Class:

Net Assets	$ 23,980,220
Shares outstanding (unlimited number of shares authorized with no par value)	1,643,530
Net Asset Value	$ 14.59
Redemption Price Per Share ($14.59 x 0.98) *	$ 14.30

Class C:

Net Assets	$ 3,776,560
Shares outstanding (unlimited number of shares authorized with no par value)	267,937
Net Asset Value	$ 14.09
Redemption Price Per Share ($14.09 x 0.98) *	$ 13.81

Institutional Class:

Net Assets	$ 26,095,679
Shares outstanding (unlimited number of shares authorized with no par value)	1,781,972
Net Asset Value	$ 14.64
Redemption Price Per Share ($14.64 x 0.98) *	$ 14.35

* The Funds will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

The accompanying notes are an integral part of these financial statements.

Frank Funds
Statements of Operations
For the six months ended December 31, 2014 (Unaudited)

	Value Fund	Baldwin Fund
Investment Income:
Dividends (a)	$ 157,993	$ 89,706
Interest	7,471	16
Total Investment Income	165,464	89,722

Expenses:
Advisory Fees	256,193	7,902
Administration Fees	64,695	30,246
Transfer Agent Fees	-	6,033
Audit Fees	-	5,596
Distribution Fees (Class C - $17,368 and Investor Class - $29,783)	47,151	17,561
Legal Fees	-	4,033
Custody Fees	-	5,520
Printing and Mailing Expense	-	313
Registration Fees	-	1,260
Total Expenses	368,039	78,464
Fees Waived and Reimbursed by the Advisor	-	(47,733)
Net Expenses	368,039	30,731

Net Investment Income (Loss)	(202,575)	58,991

Realized and Unrealized Gain (Loss) on:
Realized Gain (Loss) on Investments	1,323,110	(65,066)
Realized Gain (Loss) on Options	(3,352)	5,103
Realized Loss on Foreign Currency Transactions	(140)	-
Realized Gain (Loss) on Investments, Options and Foreign Currency Transactions	1,319,618	(59,963)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	447,320	(73,369)
Options	(2,401)	(12,869)
Foreign Currency Transactions	1	-
Change in Unrealized Appreciation (Depreciation) on Investments, Options and Foreign Currency Transactions	444,920	(86,238)

Realized and Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions	1,764,538	(146,201)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 1,561,963	$ (87,210)

(a) net of foreign withholding taxes of $3,044 and $1,169 respectively.

The accompanying notes are an integral part of these financial statements.

Value Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	12/31/2014	6/30/2014
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (202,575)	$ (196,691)
Net Realized Gain on Investments, Options, and Foreign Currency Transactions	1,319,618	4,213,144
Unrealized Appreciation on Investments, Options, and Foreign Currency Transactions	444,920	1,131,645
Net Increase in Net Assets Resulting from Operations	1,561,963	5,148,098

Distributions to Shareholders:
Net Investment Income	-	(5,591)
Realized Gains	(2,136,520)	(2,848,696)
Total Distributions Paid to Shareholders	(2,136,520)	(2,854,287)

Capital Share Transactions	2,943,896	30,828,442

Total Increase in Net Assets	2,369,339	33,122,253

Net Assets:
Beginning of Period	51,483,120	18,360,867

End of Period (Including Undistributed Net Investment Income (Loss)
of $(202,575) and $0, respectively)	$53,852,459	$ 51,483,120

The accompanying notes are an integral part of these financial statements.

Baldwin Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	12/31/2014	6/30/2014
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 58,991	$ 63,313
Net Realized Loss on Investments and Options	(59,963)	(143,760)
Unrealized Appreciation (Depreciation) on Investments and Options	(86,238)	233,268
Net Increase (Decrease) in Net Assets Resulting from Operations	(87,210)	152,821

Distributions to Shareholders:
Net Investment Income	(59,347)	(61,376)
Realized Gains	-	-
Total Distributions Paid to Shareholders	(59,347)	(61,376)

Capital Share Transactions	90,614	(131,910)

Total Decrease in Net Assets	(55,943)	(40,465)

Net Assets:
Beginning of Period	3,494,927	3,535,392

End of Period (Including Undistributed Net Investment Income of $14,743 and $15,099, respectively)	$ 3,438,984	$ 3,494,927

The accompanying notes are an integral part of these financial statements.

Value Fund - Institutional Class
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months					Period
	Ended		Years Ended			Ended
	12/31/2014		6/30/2014	6/30/2013	6/30/2012	6/30/2011	***

Net Asset Value, at Beginning of Period	$ 14.79		$ 13.38	$ 11.70	$ 11.58	$ 10.09

Income From Investment Operations:
Net Investment Income (Loss) *	(0.04)		(0.05)	0.05	0.03	0.02
Net Gain on Securities (Realized and Unrealized)	0.49		2.42	2.60	0.22	1.50
Total from Investment Operations	0.45		2.37	2.65	0.25	1.52

Distributions:
Net Investment Income	-		-	(0.03)	(0.02)	(0.03)
Realized Gains	(0.60)		(0.96)	(0.94)	(0.11)	-
Total from Distributions	(0.60)		(0.96)	(0.97)	(0.13)	(0.03)

Redemption Fees ****	-		-	-	-	-

Net Asset Value, at End of Period	$ 14.64		$ 14.79	$ 13.38	$ 11.70	$ 11.58

Total Return **	3.03%	(b)	17.83%	24.40%	2.28%	15.07%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 26,096		$ 23,630	$ 4,893	$ 2,132	$ 329
Ratio of Expenses to Average Net Assets	1.24%	(a)	1.23%	1.23%	1.23%	1.22%	(a)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.60)%	(a)	(0.31)%	0.42%	0.22%	0.26%	(a)
Portfolio Turnover	19.61%	(b)	81.29%	73.76%	43.48%	52.38%	(b)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
*** For the Period November 3, 2010 (commencement of investment operations) through June 30, 2011.
**** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.
(a) Annualized
(b) Not Annualized
The accompanying notes are an integral part of these financial statements.

Value Fund - Class C
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months					Period
	Ended		Years Ended			Ended
	12/31/2014		6/30/2014	6/30/2013	6/30/2012	6/30/2011	***

Net Asset Value, at Beginning of Period	$ 14.33		$ 13.11	$ 11.57	$ 11.52	$ 9.32

Income From Investment Operations:
Net Investment Loss *	(0.12)		(0.18)	(0.07)	(0.09)	(0.07)
Net Gain on Securities (Realized and Unrealized)	0.48		2.36	2.54	0.24	2.27
Total from Investment Operations	0.36		2.18	2.47	0.15	2.20

Distributions:
Net Investment Income	-		-	-	-	-	(a)
Realized Gains	(0.60)		(0.96)	(0.93)	(0.11)	-
Total from Distributions	(0.60)		(0.96)	(0.93)	(0.11)	-

Redemption Fees ****	-		-	-	-	-

Net Asset Value, at End of Period	$ 14.09		$ 14.33	$ 13.11	$ 11.57	$ 11.52

Total Return **	2.49%	(c)	16.69%	23.06%	1.50%	23.66%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3,777		$ 3,281	$ 1,458	$ 1,908	$ 3,102
Ratio of Expenses to Average Net Assets	2.24%	(b)	2.24%	2.24%	2.24%	2.22%	(b)
Ratio of Net Investment Loss to Average Net Assets	(1.60)%	(b)	(1.30)%	(0.62)%	(0.77)%	(0.80)%	(b)
Portfolio Turnover	19.61%	(c)	81.29%	73.76%	43.48%	52.38%	(c)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
*** For the Period September 23, 2010 (commencement of investment operations) through June 30, 2011.
**** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.
(a) Amount calculated is less than $0.005
(b) Annualized
(c) Not Annualized
The accompanying notes are an integral part of these financial statements.

Value Fund - Investor Class
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	12/31/2014		6/30/2014		6/30/2013	6/30/2012		6/30/2011	6/30/2010

Net Asset Value, at Beginning of Period	$ 14.76		$ 13.38		$ 11.71	$ 11.59		$ 8.40	$ 7.40

Income From Investment Operations:
Net Investment Income (Loss) *	(0.06)		(0.08)		0.02	0.00	(a)	(0.01)	(0.06)
Net Gain on Securities (Realized and Unrealized)	0.49		2.42		2.59	0.23		3.20	1.06
Total from Investment Operations	0.43		2.34		2.61	0.23		3.19	1.00

Distributions:
Net Investment Income	-		-		(0.01)	-		-	-
Realized Gains	(0.60)		(0.96)		(0.93)	(0.11)		-	-
Total from Distributions	(0.60)		(0.96)		(0.94)	(0.11)		-	-

Redemption Fees ***	-		-	(a)	-	-		-	-

Net Asset Value, at End of Period	$ 14.59		$ 14.76		$ 13.38	$ 11.71		$ 11.59	$ 8.40

Total Return **	2.90%	(c)	17.60%		24.00%	2.10%		37.98%	13.51%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 23,980		$ 24,572		$ 12,010	$ 8,703		$ 9,008	$ 4,307
Ratio of Expenses to Average Net Assets	1.49%	(b)	1.49%		1.49%	1.49%		1.49%	1.50%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.85)%	(b)	(0.54)%		0.17%	(0.02)%		(0.07)%	(0.68)%
Portfolio Turnover	19.61%	(c)	81.29%		73.76%	43.48%		52.38%	58.68%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.
(a) Amount calculated is less that $0.005
(b) Annualized
(c) Not Annualized
The accompanying notes are an integral part of these financial statements.

Baldwin Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	12/31/2014		6/30/2014	6/30/2013	6/30/2012	6/30/2011	6/30/2010

Net Asset Value, at Beginning of Period	$ 7.64		$ 7.44	$ 7.78	$ 8.48	$ 8.53	$ 8.94

Income From Investment Operations:
Net Investment Income *	0.13		0.14	0.13	0.06	0.15	0.20
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.32)		0.19	(0.37)	(0.57)	0.44	(0.11)
Total from Investment Operations	(0.19)		0.33	(0.24)	(0.51)	0.59	0.09

Distributions:
Net Investment Income	(0.13)		(0.13)	(0.10)	(0.09)	(0.12)	(0.20)
Realized Gains	-		-	-	(0.10)	(0.52)	(0.30)
Total from Distributions	(0.13)		(0.13)	(0.10)	(0.19)	(0.64)	(0.50)

Redemption Fees ***	-		-	-	-	-	-

Net Asset Value, at End of Period	$ 7.32		$ 7.64	$ 7.44	$ 7.78	$ 8.48	$ 8.53

Total Return **	(2.53)%	(b)	4.51%	(3.07)%	(6.08)%	7.10%	0.82%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3,439		$ 3,495	$ 3,535	$ 3,807	$ 4,038	$ 3,324
Before Reimbursement:
Ratio of Expenses to Average Net Assets	4.47%	(a)	4.17%	4.27%	4.23%	4.47%	5.94%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.64%	(a)	(0.62)%	(0.85)%	(1.76)%	(0.99)%	(1.94)%
After Reimbursement:
Ratio of Expenses to Average Net Assets	1.75%	(a)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of Net Investment Income to Average Net Assets	3.36%	(a)	1.80%	1.67%	0.72%	1.73%	2.25%
Portfolio Turnover	390.23%	(b)	650.16%	463.44%	684.25%	759.21%	417.96%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.
(a) Annualized
(b) Not Annualized
The accompanying notes are an integral part of these financial statements.

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2014 (UNAUDITED)

Note 1. Organization

Frank Funds (the “Trust”), is an open-end regulated investment company that was organized as an Ohio business trust on February 12, 2004. The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series, each series representing a distinct fund with its own investment objective and policies.  At present, there are two series authorized by the Trust, the Frank Value Fund (the “Value Fund”) and the Leigh Baldwin Total Return Fund (the “Baldwin Fund”) (each a “Fund” and collectively the “Funds”).  Frank Capital Partners LLC (“FCP” or “Frank Capital”) is the adviser to the Value Fund and Leigh Baldwin & Co., LLC (“LBC”) is the adviser to the Baldwin Fund.  The Value Fund’s investment objective is to provide long-term capital appreciation. The Value Fund’s principal investment strategy is value investing.  The Value Fund commenced operations on July 21, 2004.  The Baldwin Fund’s investment objective is to provide total return.  The Baldwin Fund seeks to achieve its investment objective by purchasing equity securities (including common stock, shares of other investment companies and exchange traded funds) and selling covered calls to generate income to the Baldwin Fund.  The Baldwin Fund also utilizes put options in conjunction with the covered calls to limit the risk of ownership of the underlying equity securities.  The Baldwin Fund commenced operations on August 1, 2008.

The Value Fund currently has 3 classes of shares; Investor Class shares, Class C shares, and Institutional Class shares.  The share classes vary in distribution (12b-1) fee accruals.

Note 2. Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Share Valuation - The price (net asset value) of the shares of each Fund is normally determined as of 4:00 p.m., Eastern time on each day the Funds are open for business and on any other day on which there is sufficient trading in the Funds’ securities to materially affect the net asset value. The Funds are normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Redemption Fee - To discourage short-term trades by investors, the Funds will impose a redemption fee of 2.00% of the total redemption amount (calculated at market value) if shares are redeemed within five business days of purchase. There were no redemptions fees collected for the Value Fund during the six months ended December 31, 2014.

Security Transaction Timing - Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Funds use the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends are provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Income Taxes - The Funds intend to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute substantially all of their net investment income and any realized capital gains. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.

In addition, GAAP requires management of the Funds to analyze all open tax years, fiscal years 2011-2013, as defined by IRS statue of limitations for all major industries, including federal tax authorities and certain tax authorities.  As of and during the six months ended December 31, 2014, the Funds did not have a liability for any unrecognized tax benefits.  The Funds have no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders - The Funds intend to distribute to their shareholders substantially all of their net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate in effect on the respective dates of such transactions.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Option Writing - The Funds may invest in put and call options.  When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining if the fund has a realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the fund.  The Fund(s) as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

Subsequent events: Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such events requiring disclosure.

Note 3. Fair Value of Investments

Processes and Structure

The Funds' Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to each Fund's adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

In accordance with the Trust’s good faith pricing guidelines, the adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value exists since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common and preferred stock). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Fixed income securities (corporate bonds). The fair value of fixed income securities is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (when observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Although most fixed income securities are categorized in level 2 of the fair value hierarchy, in instances when lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Derivative Instruments (equity options) – Listed derivatives that are actively traded, and valuations adjustments are not applied, are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy.

The following tables summarize the inputs used to value each Fund’s assets and liabilities measured at fair value as of December 31, 2014:

Value Fund
Financial Instruments - Assets	Level 1	Level 2	Level 3	Total

Common Stocks	$ 34,792,501	-	-	$ 34,792,501
Corporate Bonds	-	3,499,307	-	3,499,307
Put Options	-	-	-	-
Short-Term Investments	15,528,946	-	-	15,528,946
Total	$ 50,321,447	3,499,307	-	$ 53,820,754

Baldwin Fund
Financial Instruments - Assets	Level 1	Level 2	Level 3	Total

Common Stocks	$ 3,030,980	-	-	$ 3,030,980
Closed End Mutual Fund	14,330	-	-	14,330
Exchange Traded Funds	211,540	-	-	211,540
Real Estate Investment Trusts	9,050	-	-	9,050
Put Options	54,901	-	-	54,901
Short-Term Investments	483,091	-	-	483,091
Total	$ 3,803,892	-	-	$ 3,803,892

Securities Sold Short - Liabilities	Level 1	Level 2	Level 3	Total

Call Options	$ 113,402	-	-	$ 113,402
Total	$ 113,402	-	-	$ 113,402

The Funds did not hold any Level 3 assets during the six months ended December 31, 2014. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Funds policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Note 4. Investment Management and Administrative Agreements

Value Fund

The Trust has a Management Agreement with Frank Capital, with respect to the Value Fund. Under the terms of the Management Agreement, Frank Capital manages the investment portfolio of the Value Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, Frank Capital, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, and pays fees and expenses incurred by the Value Fund, including but not limited to, legal, auditing, accounting, and expenses of the custodian, along with equipment and executive personnel necessary for managing the assets of the Value Fund. Frank Capital also pays the salaries and fees of all its officers and employees that serve as officers and trustees of the Trust.  Frank Capital pays all ordinary operating expenses of the Value Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), acquired fund fees and expenses, and extraordinary expenses. For its services and the payment of Value Fund ordinary operating expenses, Frank Capital receives an annual investment management fee of 0.99% of the average daily net assets of the Value Fund.  For the six months ended December 31, 2014, Frank Capital earned management fees of $256,193 from the Value Fund.  As of December 31, 2014, the Value Fund owed Frank Capital $44,910 for management fees.

FCP also provides administrative services to the Value Fund under an Administration Agreement and receives a fee equal to 0.25% of the Value Fund’s average daily net assets for those services.  Under the Administration Agreement, FCP pays all of the operating expenses of the Value Fund except management fees, Rule 12b-1 fees, brokerage, taxes, borrowing costs (such as interest and dividend expense of securities sold short), and extraordinary expenses.  For the six months ended December 31, 2014 the Value Fund accrued $64,695 in administrative fees.  At December 31, 2014, the Value Fund owed $11,341 in administrative fees.

Baldwin Fund

The Trust has a Management Agreement with LBC with respect to the Baldwin Fund.  Under the terms of the Management Agreement, LBC manages the investment portfolio of the Baldwin Fund, subject to policies adopted by the Trust's Board of Trustees.  Under the terms of the Management Agreement LBC pays all of the expenses of the Baldwin Fund except administrative fees, 12b-1 fees, brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expense of securities sold short) acquired fund fees and expenses and extraordinary expenses. As compensation for its management services, the Baldwin Fund is obligated to pay LBC a fee computed and accrued daily and paid monthly at an annual rate of 0.45% of the average daily net assets of the Baldwin Fund. For the six months ended December 31, 2014, LBC earned a fee of $7,902 from the Baldwin Fund.

LBC has contractually agreed to defer its fees and to reimburse expenses, exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees, 12b-1 fees and expenses or extraordinary expenses such as litigation, at least until October 31, 2019,  so that the total annual operating expenses will not exceed 1.75%, subject to possible recoupment from the Baldwin Fund in future years on a rolling three year basis (within the three years after the fees have been deferred  or reimbursed) if such recoupment can be achieved within the foregoing expense limits.  LBC reimbursed the Baldwin Fund $47,733 for expenses during the six months ended December 31, 2014.  At June 30, 2014, the amount subject to future recoupment is as follows:

                      Fiscal Year Ended                     Recoverable Through                        Amount

                          June 30, 2012                              June 30, 2015                             $  97,004

                          June 30, 2013                              June 30, 2016                             $  93,594

                          June 30, 2014                              June 30, 2017                             $  84,975

Note 5. Related Party Transactions

Brian J. Frank and Monique Weiss are the control persons of Frank Capital.  Brian Frank also serves as a trustee of the Trust, and both Mr. Frank and Ms. Weiss serve as officers of the Trust. Mr. Frank and Ms. Weiss receive benefits from Frank Capital resulting from management fees paid to Frank Capital by the Value Fund.

The Baldwin Fund pays LBC brokerage commissions for executing securities transactions, which are separate from, and in addition to, the fees paid by the Baldwin Fund to LBC for advisory services.  For the six months ended December 31, 2014, LBC was paid $20,750 in brokerage commissions.  Frank Capital receives administration fees from the Baldwin Fund of $5,000 per month.  Administrative fees paid to Frank Capital for the six months ended December 31, 2014, were $30,246.  At December 31, 2014, the Baldwin Fund owed $5,408 in administrative fees to Frank Capital.  LBC acts as the distributor of the Baldwin Fund.  At December 31, 2014, the Adviser owed the Fund $10,579.

Note 6. Capital Share Transactions

The Trust is authorized to issue an unlimited number of shares of separate series.  The total paid-in capital as of December 31, 2014, was $48,187,247 and $4,196,108 for the Value Fund and the Baldwin Fund, respectively.  Transactions in capital were as follows:

Value Fund – Investor Class	July 1, 2014 through December 31, 2014		July 1, 2013 through June 30, 2014

	Shares	Amount	Shares	Amount
Shares sold	167,944	$ 2,462,012	1,244,216	$ 18,126,927
Shares reinvested	55,354	813,153	71,633	1,040,833
Redemption Fees	-	-	-	73
Shares redeemed	(244,995)	(3,591,949)	(548,070)	(8,037,537)
Net Increase (Decrease)	(21,697)	$ (316,784)	767,779	$ 11,130,150

Value Fund – Class C	July 1, 2014 through December 31, 2014		July 1, 2013 through June 30, 2014

	Shares	Amount	Shares	Amount
Shares sold	39,234	$ 561,287	163,003	$ 2,291,685
Shares reinvested	10,252	145,569	9,523	134,937
Shares redeemed	(10,526)	(149,279)	(54,752)	(809,132)
Net Increase	38,960	$ 557,577	117,774	$ 1,617,490

Value Fund – Institutional Class	July 1, 2014 through December 31, 2014		July 1, 2013 through June 30, 2014

	Shares	Amount	Shares	Amount
Shares sold	224,378	$ 3,288,492	1,396,859	$ 20,470,500
Shares reinvested	65,554	966,926	89,521	1,302,531
Shares redeemed	(105,744)	(1,552,315)	(254,366)	(3,692,229)
Net Increase	184,188	$ 2,703,103	1,232,014	$ 18,080,802

Baldwin Fund	July 1, 2014 through December 31, 2014		July 1, 2013 through June 30, 2014

	Shares	Amount	Shares	Amount
Shares sold	11,029	$ 83,069	23,765	$ 179,363
Shares reinvested	6,722	49,944	6,783	51,450
Shares redeemed	(5,646)	(42,399)	(47,913)	(362,723)
Net Decrease	12,105	$ 90,614	(17,365)	$ (131,910)

Note 7. Options

Value Fund

As of December 31, 2014, the Value Fund held put options valued at $0.

Transactions in put options purchased during the six months ended December 31, 2014, were as follows:

	Number of	Premiums Paid
	Contracts
Options outstanding at June 30, 2014	100,000	$ 1,030
Options purchased	390,200	4,766
Options expired	(330,000)	(3,352)
Options terminated	-	-
Options outstanding at December 31, 2014	160,200	$ 2,444

The location on the statement of assets and liabilities of the Value Fund’s derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

	Liability Derivatives		Asset Derivatives
Call options written	$ -	Investments in Securities	$ -

Realized and unrealized gains and losses on derivatives contracts entered into during the six months ended December 31, 2014, by the Value Fund are recorded in the following locations in the Statement of Operations:

	Realized		Unrealized
	Location	Gain/(Loss)	Location	Gain/(Loss)
Options	Realized Gain		Change in Unrealized
Written and	(Loss) on Options	$ (3,352)	Appreciation/(Depreciation)	$(2,401)
Purchased			on Options

Baldwin Fund

As of December 31, 2014, the Baldwin Fund had outstanding written call options valued at $113,402.

Transactions in written call options during the six months ended December 31, 2014, were as follows:

	Number of	Premiums Received
	Contracts
Options outstanding at June 30, 2014	363	$ 17,635
Options written	3,989	352,890
Options exercised	(1,062)	(103,300)
Options expired	(1,783)	(105,935)
Options terminated in closing purchase transaction	(889)	(70,486)
Options outstanding at December 31, 2014	618	$ 90,804

As of December 31, 2014, the Baldwin Fund held put options valued at $54,901.

Transactions in call and put options purchased during the six months ended December 31, 2014, were as follows:

	Number of	Premiums Paid
	Contracts
Options outstanding at June 30, 2014	333	$ 21,447
Options purchased	2,030	257,574
Options exercised	(675)	(63,584)
Options expired	(687)	(63,045)
Options terminated	(569)	(72,229)
Options outstanding at December 31, 2014	432	$ 80,163

The location on the statement of assets and liabilities of the Baldwin Fund’s derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

	Liability Derivatives		Asset Derivatives
Call options written	$113,402	Investments in Securities	$54,901

Realized and unrealized gains and losses on derivatives contracts entered into during the six months ended December 31, 2014, by the Baldwin Fund are recorded in the following locations in the Statement of Operations:

	Realized		Unrealized
	Location	Gain/(Loss)	Location	Gain/(Loss)
Options	Realized Gain		Change in Unrealized
Written and	(Loss) on Options	$5,103	Appreciation/(Depreciation)	$(12,869)
Purchased			on Options

The selling of written call options may tend to reduce the volatility of the Funds because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Funds’ gain on the underlying securities.  Written call options expose the Funds to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

The Funds engage in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. The Funds may purchase and write options. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, a Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase of options limits a Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When a Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When a Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case a Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can affect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if a Fund does not exercise the option.

The Funds engage in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Options require additional skills and techniques beyond normal portfolio management. The Funds’ use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the Adviser makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of the Funds, and may also subject the Funds to higher price volatility.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Funds recognize a realized gain or loss when the option is sold or expired. Option holdings within the Funds, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Funds since they are exchange traded.

Note 8. Investment Transactions

For the six months ended December 31, 2014, purchases and sales of investment securities other than U.S. Government obligations and short-term investments for the Value Fund aggregated $7,032,595 and $12,680,174, respectively.  Purchases and sales of options for the Value Fund aggregated $4,765 and $0, respectively.

For the six months ended December 31, 2014, purchases and sales of investment securities other than U.S. Government obligations, short-term investments and for the Baldwin Fund aggregated $13,990,646 and $12,557,725, respectively.  Purchases and sales of options for the Baldwin Fund aggregated $436,288 and $454,907, respectively.

Note 9. Tax Matters

Each Funds' tax basis capital gains and losses and undistributed ordinary income are determined only at the end of each fiscal year.  For tax purposes, at June 30, 2014, the following represents the tax basis capital gains and losses and undistributed ordinary income:

	Value Fund	Baldwin Fund

Undistributed ordinary income	$ -	$ 15,099

Undistributed realized capital gain (loss)	$ 1,689,547	$ -

Short-term capital loss carryforward no expiration +	$ -	$ (314,635)
Long-term capital loss carryforward no expiration +	-	(13,709)
Total	$ -	$ (328,344)

Post-October capital loss deferrals realized between 11/1/2013 and 6/30/2014 *	$ -	$ 230,151

As of December 31, 2014, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

	Value Fund	Baldwin Fund

Gross unrealized appreciation on investment securities	$ 6,362,427	$ 65,038
Gross unrealized depreciation on investment securities	(1,232,129)	(216,432)
Net unrealized depreciation on investment securities	$ 5,130,298	$ (151,394)

Cost of investment securities, including Short Term investments **	$ 48,690,457	$ 3,932,688

*These deferrals are considered incurred in the subsequent year.

** The difference between book and tax cost represents disallowed wash sales for tax purposes.

+ The capital loss carryforward will be used to offset any capital gains realized by the Baldwin Fund in future years through the expiration date.  The Baldwin Fund will not make distributions from capital gains while a capital loss carry forward remains.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. In general, some provisions of the Act, not including the changes to capital loss carryforwards, are effective for the Fund’s fiscal year ending June 30, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.

The Funds paid the following distributions for the six months ended December 31, 2014 and year ended June 30, 2014 were as follows:

Value Fund
Periods Ended	$ Amount	Tax Character
Institutional Class
12/31/2014	$ 136,532	Short-term capital gain
12/31/2014	$ 896,546	Long-term capital gain
6/30/2014	$ 571,129	Short-term capital gain
6/30/2014	$ 846,260	Long-term capital gain
6/30/2014	$ 3,006	Ordinary income

Class C
12/31/2014	$ 20,498	Short-term capital gain
12/31/2014	$ 134,604	Long-term capital gain
6/30/2014	$ 54,842	Short-term capital gain
6/30/2014	$ 81,264	Long-term capital gain

Investor Class
12/31/2014	$ 125,332	Short-term capital gain
12/31/2014	$ 823,008	Long-term capital gain
6/30/2014	$ 521,894	Short-term capital gain
6/30/2014	$ 773,307	Long-term capital gain
6/30/2014	$ 2,585	Ordinary income

Baldwin Fund
Periods Ended	$ Amount	Tax Character
12/31/2014	$ 59,347	Ordinary income
6/30/2014	$ 61,376	Ordinary income

For the six months ended December 31, 2014, the tax character of the distributions paid were as follows:

	Value Fund	Baldwin Fund
Distributions paid from:
Ordinary Income	$ -	$59,347
Realized Gains	$2,136,520	$ -
Total Distributions Paid	$2,136,520	$59,347

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Note 10. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended.  As of December 31, 2014, NFS, LLC owned approximately 88.31% of the Baldwin Fund, for the benefit of others, and may be deemed to control the Baldwin Fund.  As of December 31, 2014, NFS, LLC owned approximately 75.84% of the Value Fund, for the benefit of others, and may be deemed to control the Value Fund.

Note 11. Distribution and Service Fees

The Value Fund has adopted plans under Rule 12b-1 that allow the Value Fund to pay distribution fees for the sale and distribution of its Investor Class and Class C shares as well as shareholder services. Investor Class and Class C shareholders of the Fund may pay annual 12b-1 expenses of up to 0.25% and 1.00%, respectively.  For the six months ended December 31, 2014, the Investor Class accrued $29,783 in distribution fees and Class C accrued $17,368 in distribution fees.  At December 31, 2014, the Value Fund owed $26,170 in distribution fees.

The Baldwin Fund has adopted a plan under Rule 12b-1 of the 1940 Act that allows the Baldwin Fund to pay distribution and service fees annually for the sale and distribution of shares and servicing of shareholders (“12b-1 fees”). The Fund pays distribution fees of 0.75% of the Fund’s average daily net assets to Leigh Baldwin, as the Fund’s distributor.  For the six months ended December 31, 2014, the Baldwin Fund accrued $17,561 in 12b-1 fees. At December 31, 2014, the Baldwin Fund owed $3,118 in distribution fees.

Note 12. New Accounting Pronouncements

In June 2014, FASB issued ASU No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this position.

Frank Funds
Expense Illustration
December 31, 2014 (Unaudited)

Expense Example

As a shareholder of the Value Fund or Baldwin Fund, you typically incur two types of costs: (1) transactions costs, including, deferred sales, charges (loads) and redemption fees; and (2) ongoing costs,  including management fees and distribution and/or service (12b-1) fees.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

With respect to the Funds the Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of July 1, 2014 through December 31, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Value Fund - Investor Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	July 1, 2014	December 31, 2014	July 1, 2014 to December 31, 2014

Actual	$1,000.00	$1,028.99	$7.62
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,017.69	$7.58

* Expenses are equal to the Fund's annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Value Fund - Class C
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	July 1, 2014	December 31, 2014	July 1, 2014 to December 31, 2014

Actual	$1,000.00	$1,024.94	$11.43
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,013.91	$11.37

* Expenses are equal to the Fund's annualized expense ratio of 2.24%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Value Fund - Institutional Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	July 1, 2014	December 31, 2014	July 1, 2014 to December 31, 2014

Actual	$1,000.00	$1,030.26	$6.35
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,018.95	$6.31

* Expenses are equal to the Fund's annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Baldwin Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	July 1, 2014	December 31, 2014	July 1, 2014 to December 31, 2014

Actual	$1,000.00	$974.69	$8.71
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,016.38	$8.89

* Expenses are equal to the Fund's annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

FRANK  FUNDS

BOARD OF TRUSTEES

DECEMBER 31, 2014 (UNAUDITED)

TRUSTEES AND OFFICERS

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940. Each Trustee has an indefinite term.

Name, Address and Age	Position & Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Jason W. Frey, 739 Crandon Blvd., Unit 202 Key Biscayne, FL 33149 Age: 35	Trustee since June 2004.	Software Developer, Red Hat Inc., an enterprise software company, December 2012 to present; ManageIQ, Inc., a virtualization software company, October 2007 to December 2012.
Hemanshu Patel 739 Crandon Blvd., Unit 202 Key Biscayne, FL 33149 Age: 30	Trustee since January 2010.	Associate , J. W. Childs Associates, private equity firm, November 2007 to present.
Andrea Goncalves 739 Crandon Blvd., Unit 202 Key Biscayne, FL 33149 Age: 32	Trustee since January 2010.	Senior Accountant, Security Atlantic Mortgage / REMM, mortgage company, May 2006 to present.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust. Each Trustee and Officer of the Trust has an indefinite term.

Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Brian J. Frank[1] 739 Crandon Blvd., Unit 202 Key Biscayne, FL 33149 Age: 33	President, Treasurer, Chief Compliance Officer, and Trustee	Indefinite/ Treasurer, Secretary and Chief Compliance Officer, June 2004 – present; President, September 2009 – present	Chief Financial Officer of Frank Capital Partners LLC since June 2003	2	None
Monique M. Weiss[1] 739 Crandon Blvd., Unit 202 Key Biscayne, FL 33149 Age: 45	Secretary	Indefinite/ September 2009 – present	Self-employed, Consultant to mutual fund industry, 2006 – present.	2	None

1 Brian J. Frank is considered an “Interested” Trustee, as defined in the Investment Company Act of 1940, as amended, because he is affiliated with the Adviser.  Brian Frank and Monique Weiss are married.

Additional information regarding the Trustees and Officers is available in the Funds’ Statement of Additional Information.

FRANK FUNDS

ADDITIONAL INFORMATION

DECEMBER 31, 2014 (UNAUDITED)

Each Fund’s Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (888) 217-5426 to request a copy of the SAI or to make shareholder inquiries.

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted proxies during the most recent 12-month period ended June 30 are available without charge upon request by (1) calling (888) 217-5426 and (2) from the documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Each Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on September 30 and March 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Funds’ Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling (888) 217-5426.

Board of Trustees

Brian J. Frank

Jason W. Frey

Andrea Goncalves

Hemanshu Patel

Investment Advisers

Frank Capital Partners, LLC

739 Crandon Blvd., Unit 202

Key Biscayne, FL 33149

Leigh Baldwin & Co., LLC

112 Albany Street, P.O. Box 660

Cazenovia, NY 13035

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

Huntington National Bank

Independent Registered Public Accounting Firm

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Value Fund and the Baldwin Fund. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Frank Funds

By /s/Brian J. Frank, President & Treasurer

     Brian J. Frank

     President & Treasurer

Date: March 3, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Brian J. Frank, President & Treasurer

     Brian J. Frank

     President & Treasurer

Date March 3, 2015